Investment in Affiliates - Navios Midstream Revised (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended			11 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 18, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Nov. 18, 2014 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility			$ 0	$ 25,954
Investment in affiliates received upon sale of vessels			0	27,111
Investment in affiliates	$ 201,711		201,711				$ 204,808
Equity in net earnings of affiliated companies	3,731	$ 3,651	$ 8,622	7,089
Navios Midstream Revised
Investments In And Advances To Affiliates [Line Items]
Number of vessel-owning companies acquired						4
Navios Midstream IPO net proceeds						$ 110,403
Proceeds from loan facility						$ 104,451
Navios GP LLC general partner interest in Navios Midstream			2.00%			2.00%
Limited partnership interest			58.85%
Investment in affiliates	189,273		$ 189,273		$ 27,665		191,968	$ 183,141
Unamortized difference of investment	21,839		21,839		2,554		$ 22,120	20,169
Equity in net earnings of affiliated companies	3,442	3,229	7,946	6,495
Dividends received from affiliates	$ 5,320	$ 4,524	$ 10,640	$ 6,688
Navios Midstream Revised | Credit Suisse AG
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						$ 126,000
Navios Midstream Revised | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment					(72)			(332)
Navios Midstream Revised | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment					$ 2,626			$ 20,501
Navios Midstream Revised | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares						9,342,692
Limited partnership interest			45.15%
Navios Midstream Revised | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares						1,242,692
Limited partnership interest			6.01%
Navios Midstream Revised | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares						381,334
Navios Midstream Revised | General Partner Units | Nave Celeste and C. Dream
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares					32,509
Proceeds from issuance of general partner units					$ 551
Navios Midstream Revised | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Limited partnership interest			7.70%
Navios Midstream Revised | Subordinated Series A Units | Nave Celeste and C. Dream
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares					1,592,920
Share price | $ / shares					$ 17.02
Investment in affiliates received upon sale of vessels					$ 27,111